Property, plant and equipment - Reconciliation of Minimum Future Lease Payments (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	$ 2,624
Less:
Future finance costs	(527)
Present value of future lease obligations	2,097
2019
Less:
Future finance costs	(120)
Present value of future lease obligations	466
2020
Less:
Future finance costs	(101)
Present value of future lease obligations	412
2021
Less:
Future finance costs	(83)
Present value of future lease obligations	261
2022
Less:
Future finance costs	(66)
Present value of future lease obligations	210
2023
Less:
Future finance costs	(49)
Present value of future lease obligations	189
THERE- AFTER
Less:
Future finance costs	(108)
Present value of future lease obligations	$ 559